Revenue and related balances (Tables)	9 Months Ended
Sep. 30, 2026
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Subscription revenue	65,247	58,046	189,731	169,295
Professional services	5,086	3,576	14,872	10,355
	70,333	61,622	204,603	179,650